[LETTERHEAD OF PAUL HASTINGS LLP]

(212) 318-6097

billbelitsky@paulhastings.com

March 18, 2019	91322.00040

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Portfolios, Series 30

Ladies and Gentlemen:

On behalf of Morgan Stanley Smith Barney LLC, Depositor of Morgan Stanley Portfolios, Series 30 (the “Trust”), transmitted herewith is a copy of the Registration Statement on Form S-6 for filing under the Securities Act of 1933 (the “Registration Statement”).

The Trust consists of one underlying unit investment trust portfolio, the Optimized Equity Dividend Strategy, Series 6. A previous series of the Trust, consisting of a portfolio of common stocks selected through the application of an objective strategy, had been submitted on behalf of Morgan Stanley Global Investment Solutions — Optimized Equity Dividend Strategy, Series 1 (File No. 333-208508) and declared effective by the Commission on January 21, 2016. The Registration Statement for the Trust enclosed herewith has been prepared in substantial conformity with the previous series of the Trust referenced above. However, unlike previous series identified by the Depositor for purposes of compliance with the immediate effectiveness provisions of Rule 487 under the Securities Act of 1933, as amended, the Trust’s Registration Statement includes disclosure concerning the risks of investments in the common stocks of issuers in the communication services sector. Thus, due to the conditions outlined under Rule 487(b)(3)(ii), the current series will not seek to avail itself of the immediate effectiveness provisions of Rule 487.

Therefore, we are requesting limited review of the Trust’s Registration Statement only to the extent necessary to declare effective a subsequent pricing amendment of the Trust’s Registration Statement. The Commission has previously declared effective registration statements submitted on behalf of the Depositor for other series that were unable to comply with paragraph (b)(3) of Rule 487, with the most recent such filing having been declared effective by the Commission on January 18, 2018, with respect to Morgan Stanley Portfolios, Series 19 (File No. 333-221989).

Pursuant to the procedures described in Securities Act Release 33-6510, and in light of the foregoing, it would be greatly appreciated if the Commission could review the enclosed material as soon as possible and provide comments in 30 days, with a view towards declaring the Trust effective in late April or early May of 2019.

Please telephone the undersigned at (212) 318-6097, or Gary Rawitz at (212) 318-6877 with any questions you may have or for any further information you may desire.

Sincerely,

/s/ Bill Belitsky
for PAUL HASTINGS LLP

Enclosures
cc:           Michael B. Weiner